Related Parties - Key Management Personnel Compensation Of Supervisory Board (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of key management personnel compensation [Line Items]
Total compensation	€ 10,793	€ 15,122
Supervisory Board [member]
Disclosure of key management personnel compensation [Line Items]
Total compensation	€ 1,032	€ 1,022